PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .8%
Australia : 1 .2%
11,529
ASX Ltd.
$ 439,500
0 .1
471,773
Medibank Pvt Ltd.
1,467,101
0 .3
298,109
Scentre Group
796,993
0 .2
843,724
Telstra Group Ltd.
2,720,522
0 .5
49,538
Transurban Group
484,471
0 .1
5,908,587
1 .2
Austria : 0 .2%
14,290
OMV AG
790,682
0 .2
Canada : 4 .5%
9,621
Bank of Montreal
1,217,969
0 .3
54,567
Bank of Nova Scotia
3,785,270
0 .8
25,832  Canadian Natural
Resources Ltd.
874,160
0 .2
14,275  Canadian Tire Corp. Ltd.
- Class A
1,736,760
0 .4
23,195  CCL Industries, Inc. -
Class B
1,418,307
0 .3
70,193
Keyera Corp.
2,267,855
0 .5
6,919
Stantec, Inc.
665,387
0 .1
59,583
Suncor Energy, Inc.
2,679,306
0 .5
8,218
Thomson Reuters Corp.
1,114,689
0 .2
29,778
TMX Group Ltd.
1,093,142
0 .2
53,203
Toronto-Dominion Bank
4,479,110
0 .9
2,332
WSP Global, Inc.
407,927
0 .1
21,739,882
4 .5
Denmark : 0 .7%
72,681
Danske Bank A/S
3,338,391
0 .7
France : 3 .7%
64,213
AXA SA
2,900,997
0 .6
32,038
BNP Paribas SA
2,738,565
0 .6
51,500
Carrefour SA
793,023
0 .2
10,498
Eiffage SA
1,450,589
0 .3
94,643
Engie SA
2,408,311
0 .5
39,170
Getlink SE
708,498
0 .1
4,206
Ipsen SA
607,245
0 .1
189,592
Orange SA
3,125,244
0 .6
4,600
Safran SA
1,546,342
0 .3
13,785
Societe Generale SA
959,855
0 .2
13,991
TotalEnergies SE
920,422
0 .2
18,159,091
3 .7
Germany : 1 .1%
69,422  Deutsche Telekom AG,
Reg
2,238,704
0 .4
33,751  Fresenius SE & Co.
KGaA
1,854,048
0 .4
14,819
(1)
Scout24 SE
1,515,715
0 .3
5,608,467
1 .1
Hong Kong : 1 .0%
763,000  HKT Trust & HKT Ltd. -
Stapled Security
1,167,384
0 .2
178,000
Link REIT
845,443
0 .2
198,000  Power Assets Holdings
Ltd.
1,324,735
0 .3
79,500  Swire Pacific Ltd. - Class
A
682,545
0 .1
898,000
(1)
WH Group Ltd.
940,415
0 .2
4,960,522
1 .0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Ireland : 0 .2%
100,851
AIB Group PLC
$ 1,037,696
0 .2
Israel : 0 .3%
72,134
Bank Leumi Le-Israel BM
1,512,743
0 .3
Italy : 1 .4%
554,778
Intesa Sanpaolo SpA
3,598,837
0 .8
41,099
UniCredit SpA
3,059,519
0 .6
6,658,356
1 .4
Japan : 4 .4%
142,100
Asahi Kasei Corp.
1,186,870
0 .3
41,600
Astellas Pharma, Inc.
523,096
0 .1
99,700  Central Japan Railway
Co.
2,724,511
0 .6
128,300  Dai-ichi Life Holdings,
Inc.
1,000,978
0 .2
66,600  Daito Trust Construction
Co. Ltd.
1,274,035
0 .3
59,100  Daiwa House Industry
Co. Ltd.
2,017,152
0 .4
134,800
Japan Airlines Co. Ltd.
2,514,093
0 .5
174,100
Kirin Holdings Co. Ltd.
2,734,427
0 .6
272,500  Mitsubishi Chemical
Group Corp.
1,539,283
0 .3
29,900  MS&AD Insurance Group
Holdings, Inc.
663,416
0 .1
22,400
Nitto Denko Corp.
554,296
0 .1
71,100
Secom Co. Ltd.
2,403,128
0 .5
21,800  Takeda Pharmaceutical
Co. Ltd.
628,543
0 .1
562,200
Z Holdings Corp.
1,509,879
0 .3
21,273,707
4 .4
Netherlands : 1 .2%
583,252
Koninklijke KPN NV
2,672,152
0 .6
42,775
NN Group NV
3,104,152
0 .6
5,776,304
1 .2
New Zealand : 0 .1%
23,487  Fisher & Paykel
Healthcare Corp. Ltd.
503,250
0 .1
Norway : 0 .7%
114,316
DNB Bank ASA
3,056,849
0 .6
53,515
Orkla ASA
572,891
0 .1
3,629,740
0 .7
Puerto Rico : 0 .5%
20,048
Popular, Inc.
2,299,706
0 .5
Singapore : 0 .4%
15,600
DBS Group Holdings Ltd.
653,460
0 .1
112,200
Singapore Exchange Ltd.
1,463,049
0 .3
2,116,509
0 .4
Spain : 1 .2%
82,903
(1)
Aena SME SA
2,257,854
0 .5
8,733
Amadeus IT Group SA
642,692
0 .1
146,614
Repsol SA
2,716,661
0 .6
5,617,207
1 .2
Sweden : 0 .4%
22,326
Swedbank AB - Class A
710,507
0 .1
85,477  Telefonaktiebolaget LM
Ericsson - Class B
824,816
0 .2

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
122,927
Telia Co. AB
$ 493,869
0 .1
2,029,192
0 .4
Switzerland : 0 .4%
7,739
ABB Ltd., Reg
556,928
0 .1
12,736
SGS SA
1,461,087
0 .3
2,018,015
0 .4
United Kingdom : 4 .9%
61,543
(1)
Auto Trader Group PLC
520,439
0 .1
96,155
BAE Systems PLC
2,094,109
0 .4
128,927
Barclays PLC
731,377
0 .2
81,841  British American Tobacco
PLC
4,805,301
1 .0
281,000  CK Hutchison Holdings
Ltd.
1,982,268
0 .4
51,714  Hikma Pharmaceuticals
PLC
1,064,393
0 .2
60,637
Imperial Brands PLC
2,575,898
0 .5
260,316
NatWest Group PLC
2,172,718
0 .5
126,868
Pearson PLC
1,676,808
0 .3
118,210  Rolls-Royce Holdings
PLC
1,668,444
0 .3
163,416
Sage Group PLC
2,326,683
0 .5
54,103
Smith & Nephew PLC
898,985
0 .2
49,465
Smiths Group PLC
1,601,323
0 .3
24,118,746
4 .9
United States : 67 .3%
33,774
AbbVie, Inc.
7,690,340
1 .6
243,102
ADT, Inc.
2,005,592
0 .4
14,413
AECOM
1,486,413
0 .3
108,980
Aegon Ltd.
881,322
0 .2
6,455
Agree Realty Corp.
485,545
0 .1
15,444
Allstate Corp.
3,289,263
0 .7
9,782
Alphabet, Inc. - Class A
3,132,001
0 .6
62,555
Altria Group, Inc.
3,691,371
0 .8
172,311
Amcor PLC
1,468,090
0 .3
3,095
Ameriprise Financial, Inc.
1,410,515
0 .3
10,636  AmerisourceBergen
Corp.
3,923,939
0 .8
12,122
AMETEK, Inc.
2,398,823
0 .5
19,208
AptarGroup, Inc.
2,396,198
0 .5
11,391
Assurant, Inc.
2,598,971
0 .5
24,432
AT&T, Inc.
635,721
0 .1
11,248  Automatic Data
Processing, Inc.
2,871,614
0 .6
38,452
Avnet, Inc.
1,826,855
0 .4
26,652
Axis Capital Holdings Ltd.
2,724,900
0 .6
22,964  Bank of New York Mellon
Corp.
2,574,264
0 .5
27,235
Black Hills Corp.
2,009,671
0 .4
315
Booking Holdings, Inc.
1,548,127
0 .3
81,323
Bristol-Myers Squibb Co.
4,001,092
0 .8
79,855  Brixmor Property Group,
Inc.
2,087,410
0 .4
11,336  Broadridge Financial
Solutions, Inc.
2,585,628
0 .5
19,317
Cardinal Health, Inc.
4,100,226
0 .8
13,564  Cboe Global Markets,
Inc.
3,501,818
0 .7
21,337
Charles Schwab Corp.
1,978,580
0 .4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
9,753  Chesapeake Energy
Corp.
$ 1,189,183
0 .3
10,300
Church & Dwight Co., Inc.
877,148
0 .2
12,008
Cigna Group
3,329,578
0 .7
12,643
Cintas Corp.
2,351,851
0 .5
91,430
Cisco Systems, Inc.
7,034,624
1 .4
34,164
Citigroup, Inc.
3,539,390
0 .7
14,082
CME Group, Inc.
3,963,520
0 .8
37,140
CNA Financial Corp.
1,736,295
0 .4
30,309
Coca-Cola Co.
2,216,194
0 .5
24,833  Cognizant Technology
Solutions Corp. - Class A
1,929,772
0 .4
37,754
Colgate-Palmolive Co.
3,035,044
0 .6
14,582
Comcast Corp. - Class A
389,194
0 .1
43,238  Commerce Bancshares,
Inc.
2,330,961
0 .5
31,525  COPT Defense
Properties
968,763
0 .2
9,222
Corteva, Inc.
622,208
0 .1
55,782
Coterra Energy, Inc.
1,497,189
0 .3
7,445
Digital Realty Trust, Inc.
1,192,093
0 .3
25,728
DT Midstream, Inc.
3,124,923
0 .6
29,924
Duke Energy Corp.
3,708,781
0 .8
6,888
DuPont de Nemours, Inc.
273,936
0 .1
5,081
Ecolab, Inc.
1,398,088
0 .3
36,294
Edison International
2,137,354
0 .4
18,109
Element Solutions, Inc.
469,385
0 .1
4,787
Elevance Health, Inc.
1,619,251
0 .3
6,737
Emerson Electric Co.
898,581
0 .2
26,801
Entergy Corp.
2,613,634
0 .5
20,298
EOG Resources, Inc.
2,189,139
0 .5
28,813
Equitable Holdings, Inc.
1,345,279
0 .3
39,006
Essent Group Ltd.
2,448,017
0 .5
21,227
Evergy, Inc.
1,648,277
0 .3
66,561
Exelon Corp.
3,136,354
0 .7
17,888
Fortive Corp.
956,650
0 .2
30,226
Fox Corp. - Class A
1,979,803
0 .4
56,337  Gaming and Leisure
Properties, Inc.
2,452,350
0 .5
2,775
General Dynamics Corp.
948,023
0 .2
8,741
General Motors Co.
642,638
0 .1
56,160
Genpact Ltd.
2,474,410
0 .5
27,540
Gilead Sciences, Inc.
3,465,634
0 .7
15,392
Globe Life, Inc.
2,073,764
0 .4
49,025
H&R Block, Inc.
2,064,933
0 .4
21,006
Hancock Whitney Corp.
1,272,754
0 .3
14,454  Hanover Insurance
Group, Inc.
2,681,940
0 .6
25,304  Hartford Financial
Services Group, Inc.
3,467,407
0 .7
8,340
Hexcel Corp.
635,758
0 .1
1,814
Humana, Inc.
445,827
0 .1
16,391
Ingredion, Inc.
1,762,688
0 .4
23,924  Interactive Brokers
Group, Inc. - Class A
1,555,538
0 .3
3,629
Intuit, Inc.
2,301,076
0 .5
17,482  Jack Henry & Associates,
Inc.
3,050,259
0 .6
43,754
Johnson & Johnson
9,053,578
1 .9

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,259  Johnson Controls
International PLC
$ 495,364
0 .1
4,464
JPMorgan Chase & Co.
1,397,589
0 .3
17,401
Keurig Dr Pepper, Inc.
485,488
0 .1
21,394
Kimberly-Clark Corp.
2,334,513
0 .5
116,737
Kinder Morgan, Inc.
3,189,255
0 .7
3,918
Leidos Holdings, Inc.
748,730
0 .2
32,059
Loews Corp.
3,458,204
0 .7
16,756  Marsh & McLennan Cos.,
Inc.
3,073,888
0 .6
3,426
McKesson Corp.
3,018,717
0 .6
42,916
Medtronic PLC
4,520,342
0 .9
42,083
Merck & Co., Inc.
4,411,561
0 .9
14,317  Meta Platforms, Inc. -
Class A
9,276,700
1 .9
32,793
MetLife, Inc.
2,510,632
0 .5
22,157
MGIC Investment Corp.
628,151
0 .1
5,321
Microsoft Corp.
2,617,985
0 .5
5,833
Motorola Solutions, Inc.
2,156,343
0 .4
28,284
National Fuel Gas Co.
2,332,016
0 .5
58,812  National Retail
Properties, Inc.
2,431,876
0 .5
22,047
NetApp, Inc.
2,459,563
0 .5
28,438  New York Times Co. -
Class A
1,834,251
0 .4
68,342
NiSource, Inc.
3,015,932
0 .6
2,585
NVIDIA Corp.
457,545
0 .1
55,764
OGE Energy Corp.
2,552,876
0 .5
64,914  Old Republic International
Corp.
2,992,535
0 .6
32,918
ONEOK, Inc.
2,397,089
0 .5
11,544
Paycom Software, Inc.
1,860,546
0 .4
36,005
PepsiCo, Inc.
5,355,384
1 .1
176,442
Pfizer, Inc.
4,541,617
0 .9
31,304
PG&E Corp.
504,621
0 .1
12,830  Philip Morris International,
Inc.
2,020,468
0 .4
44,407
Procter & Gamble Co.
6,579,341
1 .4
8,423  Prosperity Bancshares,
Inc.
578,744
0 .1
2,520
Qnity Electronics, Inc.
204,347
0.0
12,422
Qualcomm, Inc.
2,088,014
0 .4
1,598
Ralph Lauren Corp.
586,993
0 .1
32,118  Raytheon Technologies
Corp.
5,617,759
1 .2
10,740
Regency Centers Corp.
764,258
0 .2
12,226
Republic Services, Inc.
2,653,776
0 .6
138,818
Rithm Capital Corp.
1,595,019
0 .3
9,324
Roche Holding AG
3,572,056
0 .7
27,087
Rollins, Inc.
1,665,309
0 .3
8,796
Ross Stores, Inc.
1,551,263
0 .3
4,503
Royal Gold, Inc.
917,892
0 .2
3,855
RPM International, Inc.
413,449
0 .1
72,608  Sabra Health Care REIT,
Inc.
1,416,582
0 .3
12,297  Simon Property Group,
Inc.
2,291,177
0 .5
24,512
SLM Corp.
718,202
0 .2
1,356
Snap-on, Inc.
461,108
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
34,753  SS&C Technologies
Holdings, Inc.
$ 2,986,673
0 .6
28,774
Synchrony Financial
2,225,957
0 .5
5,555
Textron, Inc.
461,954
0 .1
19,208
TJX Cos., Inc.
2,918,079
0 .6
18,648  Tradeweb Markets, Inc. -
Class A
2,030,021
0 .4
41,565
Travel + Leisure Co.
2,850,528
0 .6
13,929
Union Pacific Corp.
3,229,160
0 .7
33,063
Unum Group
2,511,796
0 .5
49,884
US Bancorp
2,446,810
0 .5
9,465
VeriSign, Inc.
2,385,085
0 .5
110,974  Verizon Communications,
Inc.
4,562,141
0 .9
7,671
Visa, Inc. - Class A
2,565,489
0 .5
9,675
Waste Management, Inc.
2,107,892
0 .4
2,533  Watts Water
Technologies, Inc. - Class
A
698,804
0 .1
56,850
Williams Cos., Inc.
3,463,871
0 .7
328,002,655
67 .3
Total Common Stock
(Cost $381,108,594)
467,099,448
95 .8
EXCHANGE-TRADED FUNDS : 1 .9%
37,519  iShares MSCI EAFE
Value ETF
2,636,460
0 .5
31,400  iShares Russell 1000
Value ETF
6,593,372
1 .4
9,229,832
1 .9
Total Exchange-Traded
Funds
(Cost $8,811,138)
9,229,832
1 .9
Total Long-Term
Investments
(Cost $389,919,732)
476,329,280
97 .7
SHORT-TERM INVESTMENTS : 1 .5%
Mutual Funds : 1 .5%
7,106,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.880%
(Cost $7,106,000) $ 7,106,000 1 .5
Total Short-Term
Investments
(Cost $7,106,000)
7,106,000
1 .5
Total Investments in
Securities
(Cost $397,025,732) $ 483,435,280 99 .2
Assets in Excess of
Other Liabilities 3,998,496 0 .8
Net Assets $ 487,433,776 100 .0

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of November 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25 .6%
Industrials 13 .7
Health Care 13 .1
Consumer Staples 8 .4
Communication Services 7 .7
Information Technology 5 .9
Utilities 5 .6
Energy 5 .6
Real Estate 3 .9
Consumer Discretionary 3 .7
Materials 2 .6
Exchange-Traded Funds 1 .9
Short-Term Investments 1 .5
Assets in Excess of Other Liabilities 0 .8
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 5,908,587 $ — $ 5,908,587
Austria — 790,682 — 790,682
Canada 21,739,882 — — 21,739,882
Denmark — 3,338,391 — 3,338,391
France — 18,159,091 — 18,159,091
Germany — 5,608,467 — 5,608,467
Hong Kong — 4,960,522 — 4,960,522
Ireland — 1,037,696 — 1,037,696
Israel — 1,512,743 — 1,512,743
Italy — 6,658,356 — 6,658,356
Japan — 21,273,707 — 21,273,707
Netherlands — 5,776,304 — 5,776,304
New Zealand — 503,250 — 503,250
Norway — 3,629,740 — 3,629,740
Puerto Rico 2,299,706 — — 2,299,706
Singapore — 2,116,509 — 2,116,509
Spain — 5,617,207 — 5,617,207
Sweden — 2,029,192 — 2,029,192
Switzerland — 2,018,015 — 2,018,015
United Kingdom — 24,118,746 — 24,118,746
United States 323,549,277 4,453,378 — 328,002,655
Total Common Stock 347,588,865 119,510,583 — 467,099,448
Exchange-Traded Funds 9,229,832 — — 9,229,832
Short-Term Investments 7,106,000 — — 7,106,000
Total Investments, at fair value $ 363,924,697 $ 119,510,583 $ — $ 483,435,280
Other Financial Instruments+
Forward Foreign Currency Contracts — 1,525,837 — 1,525,837
Total Assets $ 363,924,697 $ 121,036,420 $ — $ 484,961,117
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (53,969) $ — $ (53,969)
Written Options — (3,322,730) — (3,322,730)
Total Liabilities $ — $ (3,376,699) $ — $ (3,376,699)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2025, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity
Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 9,716,947 CAD 13,400,000 Brown Brothers Harriman & Co. 12/09/25 $ 124,292
USD 23,560,900 EUR 20,000,000 Citibank N.A. 12/09/25 344,613
USD 10,267,715 GBP 7,600,000 Citibank N.A. 12/09/25 207,589
CHF 3,800,000 USD 4,790,194 Goldman Sachs International 12/09/25 (53,969)
USD 12,100,275 JPY 1,767,600,000 Morgan Stanley & Co. International PLC 12/09/25 775,051

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 4,810,518 CHF 3,800,000 Morgan Stanley & Co. International PLC 12/09/25 $ 74,292
$ 1,471,868
At November 30, 2025, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
FTSE 100 Index
UBS AG Call 01/09/26 GBP 9,812.720 5,603 GBP 54,464,018 $ 765,484 $ (842,666)
Nikkei 225 Index
Morgan Stanley & Co.
International PLC Call 01/09/26 JPY 50,921.940 71,162 JPY 3,576,168,743 519,822 (526,489)
State Street Consumer
Staples Select Sector
SPDR ETF
UBS AG Call 12/12/25 USD 78.000 296,276 USD 23,515,426 253,138 (553,662)
State Street Financial
Select Sector SPDR
ETF
Citibank N.A. Call 12/26/25 USD 53.500 772,164 USD 41,179,506 538,662 (580,372)
State Street Health
Care Select Sector
SPDR ETF
Citibank N.A. Call 12/26/25 USD 154.870 183,100 USD 28,865,715 328,042 (714,161)
State Street Industrial
Select Sector SPDR
ETF
Citibank N.A. Call 12/12/25 USD 158.160 335,354 USD 51,540,556 816,386 (105,380)
$ 3,221,534 $ (3,322,730)
Currency Abbreviations:
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 96,175,263
Gross Unrealized Depreciation (9,765,715)
Net Unrealized Appreciation $ 86,409,548